UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
12/31/17 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Aerospace and defense (5.4%)

Airbus SE (France)	46,178	$4,585,737

AviChina Industry & Technology Co., Ltd. (China)	4,605,000	2,449,795

BAE Systems PLC (United Kingdom)	316,879	2,437,199

MTU Aero Engines AG (Germany)	21,175	3,787,282

Raytheon Co.	19,300	3,625,505

		16,885,518
Airlines (0.9%)

Dart Group PLC (United Kingdom)	304,314	2,794,336

		2,794,336
Auto components (1.7%)

Valeo SA (France)	69,259	5,161,314

		5,161,314
Banks (8.1%)

Grupo Financiero Galicia SA ADR (Argentina)	28,300	1,863,555

HDFC Bank, Ltd. (India)	161,093	4,725,029

ING Groep NV (Netherlands)	203,677	3,747,820

Mitsubishi UFJ Financial Group, Inc. (Japan)	671,900	4,929,998

Sberbank of Russia PJSC ADR (Russia)	231,750	3,922,582

Societe Generale SA (France)	57,195	2,948,839

UniCredit SpA (Italy)(NON)	174,135	3,244,011

		25,381,834
Beverages (3.2%)

Diageo PLC (United Kingdom)	141,271	5,170,284

Heineken NV (Netherlands)	45,248	4,716,397

		9,886,681
Biotechnology (1.9%)

Shire PLC (United Kingdom)	112,279	5,823,728

		5,823,728
Building products (3.1%)

Assa Abloy AB Class B (Sweden)	127,045	2,636,236

Johnson Controls International PLC	104,101	3,967,289

Sanwa Holdings Corp. (Japan)	229,000	3,153,244

		9,756,769
Capital markets (4.3%)

Amundi SA (France)	43,661	3,696,074

Burford Capital, Ltd. (United Kingdom)	370,277	5,757,112

KKR & Co. LP	89,800	1,891,188

St. James's Place PLC (United Kingdom)	124,117	2,051,609

		13,395,983
Chemicals (0.9%)

Albemarle Corp.	20,900	2,672,901

		2,672,901
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(F)(RES)(NON)	5	5

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Germany)(F)(RES)(NON)	2	2

		7
Communications equipment (0.8%)

Nokia OYJ (Finland)	508,986	2,381,013

		2,381,013
Construction and engineering (2.2%)

Dilip Buildcon, Ltd. (India)(NON)	114,921	1,781,385

Kyudenko Corp. (Japan)	102,300	4,931,178

		6,712,563
Containers and packaging (1.3%)

RPC Group PLC (United Kingdom)	348,972	4,128,095

		4,128,095
Distributors (1.1%)

PALTAC Corp. (Japan)	74,800	3,409,276

		3,409,276
Diversified financial services (3.3%)

Challenger, Ltd. (Australia)	544,321	5,945,668

J2 Acquisition, Ltd. (British Virgin Islands)(NON)	118,967	1,189,670

ORIX Corp. (Japan)	179,500	3,035,038

		10,170,376
Diversified telecommunication services (0.9%)

Com Hem Holding AB (Sweden)	191,051	2,920,041

		2,920,041
Electronic equipment, instruments, and components (2.0%)

Elite Material Co., Ltd. (Taiwan)	379,000	1,291,874

TDK Corp. (Japan)	60,500	4,829,160

		6,121,034
Food and staples retail (0.7%)

X5 Retail Group NV GDR (Russia)(NON)	61,132	2,307,180

		2,307,180
Food products (2.8%)

Associated British Foods PLC (United Kingdom)	67,264	2,557,139

Kerry Group PLC Class A (Ireland)	33,062	3,707,829

Nomad Foods, Ltd. (United Kingdom)(NON)(S)	149,517	2,528,332

		8,793,300
Hotels, restaurants, and leisure (3.5%)

Compass Group PLC (United Kingdom)	219,437	4,744,877

Dalata Hotel Group PLC (Ireland)(NON)	809,067	6,110,662

		10,855,539
Household durables (2.8%)

Basso Industry Corp. (Taiwan)	188,000	420,782

FabFurnish GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(F)(RES)(NON)	10	9

Sony Corp. (Japan)	150,000	6,737,852

Techtronic Industries Co., Ltd. (Hong Kong)	266,000	1,733,743

		8,892,386
Industrial conglomerates (3.3%)

Rheinmetall AG (Germany)	34,329	4,359,111

Siemens AG (Germany)	23,403	3,247,143

Toshiba Corp. (Japan)(NON)	965,000	2,712,600

		10,318,854
Insurance (3.2%)

AIA Group, Ltd. (Hong Kong)	792,400	6,757,839

IRB Brasil Resseguros SA (Brazil)	328,484	3,366,934

		10,124,773
Internet and direct marketing retail (—%)

Global Fashion Group SA (acquired 8/2/13, cost $351,064) (Private) (Luxembourg)(F)(RES)(NON)	8,287	79,948

		79,948
Internet software and services (6.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	29,339	5,058,924

Delivery Hero Holding GmbH (Germany)(NON)	82,043	3,245,097

Instructure, Inc.(NON)	60,609	2,006,158

SMS Co., Ltd. (Japan)	118,600	3,737,794

Tencent Holdings, Ltd. (China)	138,500	7,159,755

		21,207,728
IT Services (1.9%)

DXC Technology Co.	34,600	3,283,540

Visa, Inc. Class A	23,300	2,656,666

		5,940,206
Leisure products (0.8%)

Universal Entertainment Corp. (Japan)	68,300	2,502,351

		2,502,351
Life sciences tools and services (1.2%)

Clinigen Group PLC (United Kingdom)	259,806	3,602,868

		3,602,868
Machinery (3.8%)

DMG Mori Co., Ltd. (Japan)	148,000	3,055,772

KION Group AG (Germany)	38,905	3,356,592

Komatsu, Ltd. (Japan)	115,200	4,172,939

Shibuya Corp. (Japan)	34,600	1,434,623

		12,019,926
Media (0.4%)

Altice NV Class A (Netherlands)(NON)(S)	125,365	1,311,448

		1,311,448
Metals and mining (3.0%)

Alcoa Corp.(NON)	91,500	4,929,105

Iluka Resources, Ltd. (Australia)	569,071	4,510,983

		9,440,088
Oil, gas, and consumable fuels (3.3%)

Cairn Energy PLC (United Kingdom)(NON)	845,737	2,421,199

EnCana Corp. (Canada)	264,200	3,524,769

Royal Dutch Shell PLC Class A (United Kingdom)	129,524	4,336,046

		10,282,014
Personal products (3.0%)

Shiseido Co., Ltd. (Japan)	39,800	1,918,412

Unilever NV ADR (Netherlands)	132,858	7,464,538

		9,382,950
Pharmaceuticals (4.0%)

Bayer AG (Germany)	56,089	6,976,071

China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A (Hong Kong)(NON)	812,000	395,358

Jazz Pharmaceuticals PLC(NON)	12,100	1,629,265

Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (China)	527,500	3,383,745

		12,384,439
Professional services (2.3%)

Outsourcing, Inc. (Japan)	113,600	2,068,777

RELX NV (United Kingdom)	223,745	5,143,642

		7,212,419
Semiconductors and semiconductor equipment (2.0%)

SCREEN Holdings Co., Ltd. (Japan)	44,900	3,648,764

STMicroelectronics NV (France)	123,925	2,691,293

		6,340,057
Software (1.5%)

NCSOFT Corp. (South Korea)	6,669	2,786,027

Nintendo Co., Ltd. (Japan)	5,000	1,820,260

		4,606,287
Specialty retail (0.9%)

PC Jeweller, Ltd. (India)	373,935	2,668,290

		2,668,290
Technology hardware, storage, and peripherals (0.5%)

Samsung Electronics Co., Ltd. (South Korea)	710	1,686,836

		1,686,836
Textiles, apparel, and luxury goods (1.5%)

Adidas AG (Germany)	24,120	4,814,932

		4,814,932
Water utilities (0.6%)

China Water Affairs Group, Ltd. (China)	2,066,000	1,871,162

		1,871,162
Wireless telecommunication services (0.9%)

Turkcell Iletisim Hizmetleri AS (Turkey)	715,249	2,920,836

		2,920,836

Total common stocks (cost $254,192,714)		$299,168,286

WARRANTS (2.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20	$11.50	118,967	$71,380

Qingdao Haier Co., Ltd. 144A (China)	9/24/18	0.00	1,252,800	3,626,425

Shanghai International Airport Co., Ltd. 144A (China)	5/7/18	0.00	434,000	2,999,745

Total warrants (cost $5,377,065)				$6,697,550

SHORT-TERM INVESTMENTS (4.6%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.55%(AFF)	Shares	7,753,325	$7,753,325

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	5,229,009	5,229,009

U.S. Treasury Bills 1.094%, 2/1/18(SEGSF)		$652,000	651,241

U.S. Treasury Bills 1.099%, 1/25/18(SEGSF)		156,000	155,860

U.S. Treasury Bills 1.121%, 2/8/18(SEGSF)		325,000	324,539

U.S. Treasury Bills 1.130%, 1/11/18(SEGSF)		111,000	110,954

U.S. Treasury Bills 1.139%, 2/15/18(SEGSF)		159,000	158,730

Total short-term investments (cost $14,383,985)			$14,383,658

TOTAL INVESTMENTS

Total investments (cost $273,953,764)			$320,249,494

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $103,436,248) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$2,800,780	$2,803,801	$(3,021)
	Australian Dollar	Sell	1/17/18	1,421,769	1,417,034	(4,735)
	British Pound	Sell	3/21/18	8,302,570	8,312,028	9,458
	Canadian Dollar	Sell	1/17/18	88,728	89,304	576
	Euro	Sell	3/21/18	1,009,173	993,796	(15,377)
	Hong Kong Dollar	Buy	2/22/18	1,631,486	1,635,976	(4,490)
	Japanese Yen	Buy	2/22/18	5,666,927	5,643,070	23,857
	Japanese Yen	Sell	2/22/18	4,206,960	4,201,227	(5,733)
Barclays Bank PLC
	British Pound	Sell	3/21/18	296,303	296,616	313
	Hong Kong Dollar	Sell	2/22/18	1,314,229	1,314,562	333
	Swiss Franc	Buy	3/21/18	7,261,087	7,200,644	60,443
Citibank, N.A.
	Australian Dollar	Buy	1/17/18	2,189,689	2,192,629	(2,940)
	Canadian Dollar	Sell	1/17/18	1,215,215	1,223,352	8,137
	Danish Krone	Buy	3/21/18	3,443,827	3,430,111	13,716
	Euro	Buy	3/21/18	500,609	507,037	(6,428)
	Mexican Peso	Buy	1/17/18	157,803	167,636	(9,833)
Credit Suisse International
	New Zealand Dollar	Buy	1/17/18	501,466	508,593	(7,127)
	New Zealand Dollar	Sell	1/17/18	501,466	503,185	1,719
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	1,795,664	1,798,134	(2,470)
	British Pound	Sell	3/21/18	1,976,796	1,978,462	1,666
	Chinese Yuan (Offshore)	Sell	2/22/18	22,285,110	21,841,512	(443,598)
	Euro	Buy	3/21/18	5,212,814	5,167,734	45,080
	Japanese Yen	Buy	2/22/18	565,269	579,411	(14,142)
HSBC Bank USA, National Association
	Euro	Buy	3/21/18	2,199,519	2,180,438	19,081
JPMorgan Chase Bank N.A.
	British Pound	Buy	3/21/18	1,244,093	1,260,139	(16,046)
	New Zealand Dollar	Buy	1/17/18	501,466	503,260	(1,794)
	Norwegian Krone	Buy	3/21/18	2,200,131	2,183,451	16,680
	Singapore Dollar	Buy	2/22/18	2,131,825	2,098,499	33,326
	South Korean Won	Sell	2/22/18	4,612,404	4,441,962	(170,442)
	Swedish Krona	Buy	3/21/18	4,199,340	4,125,399	73,941
	Swiss Franc	Buy	3/21/18	7,664,555	7,592,297	72,258
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/17/18	1,570,763	1,584,165	13,402
	Israeli Shekel	Buy	1/17/18	1,472,199	1,455,004	17,195
	Japanese Yen	Sell	2/22/18	630,245	617,080	(13,165)
	Swedish Krona	Buy	3/21/18	1,628,339	1,588,700	39,639

Unrealized appreciation						450,820

Unrealized (depreciation)						(721,341)

Total						$(270,521)

* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $312,446,892.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $79,964, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/17
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,688,900	$15,263,441	$15,199,016	$23,676	$7,753,325
	Putnam Short Term Investment Fund**	2,599,627	34,324,703	31,695,321	15,372	5,229,009
	Total Short-term investments	$10,288,527	$49,588,144	$46,894,337	$39,048	$12,982,334
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $7,753,325, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,583,666.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $506,367.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $748,479 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	18.6%
	United Kingdom	17.1
	United States	10.7
	Germany	9.5
	China	8.5
	France	6.1
	Netherlands	5.5
	Australia	3.3
	Ireland	3.1
	India	2.9
	Hong Kong	2.8
	Russia	2.0
	Sweden	1.8
	South Korea	1.4
	Canada	1.1
	Brazil	1.1
	Italy	1.0
	Turkey	0.9
	Finland	0.8
	Argentina	0.6
	Taiwan	0.5
	Other	0.7

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $418,872 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $506,367 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$39,615,527	$79,957
Consumer staples	2,528,332	27,841,779	—
Energy	3,524,769	6,757,245	—
Financials	12,233,929	46,839,037	—
Health care	1,629,265	20,181,770	—
Industrials	7,592,794	58,107,591	7
Information technology	13,005,288	35,277,873	—
Materials	7,602,006	8,639,078	—
Telecommunication services	—	5,840,877	—
Utilities	—	1,871,162	—
Total common stocks	48,116,383	250,971,939	79,964
Warrants	71,380	6,626,170	—
Short-term investments	5,229,009	9,154,649	—

Totals by level	$53,416,772	$266,752,758	$79,964

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(270,521)	$—

Totals by level	$—	$(270,521)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$450,820	$721,341
Equity contracts	6,697,550	—

Total	$7,148,370	$721,341

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$123,500,000
Warrants (number of warrants)		1,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018